Employee Benefit Plans - Pretax Amounts Recognized in OCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss	$ 1,629
Amortization of actuarial gain (loss)	(50)
Current year prior service cost	1
Amortization of prior service cost	(5)
Amounts recognized in OCI	1,575
Qualified Pension Plan
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss	1,378
Amortization of actuarial gain (loss)	(111)
Current year prior service cost	0
Amortization of prior service cost	0
Amounts recognized in OCI	1,267
Non-U.S. Pension Plans
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss	87
Amortization of actuarial gain (loss)	(3)
Current year prior service cost	1
Amortization of prior service cost	(1)
Amounts recognized in OCI	84
Nonqualified and Other Pension Plans
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss	138
Amortization of actuarial gain (loss)	(25)
Current year prior service cost	0
Amortization of prior service cost	0
Amounts recognized in OCI	113
Postretirement Health and Life Plans
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss	26
Amortization of actuarial gain (loss)	89
Current year prior service cost	0
Amortization of prior service cost	(4)
Amounts recognized in OCI	$ 111